Condensed Consolidated Statements of Changes in Member's Equity - USD ($) $ in Thousands	Total	Members Equity	Additional Paid-in Capital	Retained Earnings
Beginning Balance at Dec. 31, 2016	$ 207,951	$ 0	$ 24,839	$ 183,112
Beginning Balance, Share at Dec. 31, 2016		1
Member distributions	(89,444)	$ 0	0	(89,444)
Net income	114,601	0	0	114,601
Ending Balance at Dec. 31, 2017	$ 233,108	$ 0	24,839	208,269
Ending Balance, Share at Dec. 31, 2017	1	1
Member distributions	$ (5,373)	$ 0	0	(5,373)
Net income	91,316	0	0	91,316
Ending Balance at Dec. 31, 2018	$ 319,051	$ 0	24,839	294,212
Ending Balance, Share at Dec. 31, 2018	1	1
Member distributions	$ (12,930)	$ 0	0	(12,930)
Net income	266,199	0	0	266,199
Ending Balance at Sep. 30, 2019	572,320	$ 0	24,839	547,481
Ending Balance, Share at Sep. 30, 2019		0
Beginning Balance at Dec. 31, 2018	$ 319,051	$ 0	24,839	294,212
Beginning Balance, Share at Dec. 31, 2018	1	1
Member distributions	$ (72,785)	$ 0	0	(72,785)
Net income	415,057	0	0	415,057
Ending Balance at Dec. 31, 2019	$ 661,323	$ 0	24,839	636,484
Ending Balance, Share at Dec. 31, 2019	1	1
Beginning Balance at Jun. 30, 2019	$ 399,331	$ 0	24,839	374,492
Member distributions	(24,998)		0	(24,998)
Net income	197,987		0	197,987
Ending Balance at Sep. 30, 2019	572,320	$ 0	24,839	547,481
Ending Balance, Share at Sep. 30, 2019		0
Beginning Balance at Dec. 31, 2019	$ 661,323	$ 0	24,839	636,484
Beginning Balance, Share at Dec. 31, 2019	1	1
Member contributions	$ 300,000	$ 0	0	300,000
Member distributions	(949,681)	0	0	(949,681)
Net income	2,010,719	0	0	2,010,719
Ending Balance at Sep. 30, 2020	$ 2,022,361	$ 0	24,839	1,997,522
Ending Balance, Share at Sep. 30, 2020	1	0
Beginning Balance at Jun. 30, 2020	$ 1,468,151	$ 0	24,839	1,443,312
Beginning Balance, Share at Jun. 30, 2020		0
Member contributions	52,831		0	52,831
Member distributions	(949,504)		0	(949,504)
Net income	1,450,883		0	1,450,883
Ending Balance at Sep. 30, 2020	$ 2,022,361	$ 0	$ 24,839	$ 1,997,522
Ending Balance, Share at Sep. 30, 2020	1	0